Share-based Compensation - Summary of Share Based Compensation Stock Options Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Share Based Compensation Stock Options Activity [Abstract]
Number of Options Outstanding, Beginning balance	91,138,700
Number of Options Outstanding, Granted	3,788,750
Number of Options Outstanding, Forfeited	(2,273,720)
Number of Options Outstanding, Replacement	(92,653,730)
Number of Options Outstanding, Ending balance	0	91,138,700
Weighted Average Exercise Price, Beginning balance	$ 0.0004
Weighted Average Exercise Price, Granted	$ 0.0004
Weighted Average Remaining Contractual Life		4 years 11 months 23 days